SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Equity (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Repurchase and retirement of common stock (in shares)	0.0	9.0	10.0
Repurchase of common stock	$ 0	$ 525	$ 521
Withholding of employee taxes related to stock-based compensation (in shares)	0.6	0.6	1.0